Share Capital and Reserves (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Share Capital and Reserves (Details) [Line Items]
Common stock, shares issued			29,307
Issued share capital description	i)Issued, 4,375,000 units at a price of $1.60 per unit per unit for total proceeds of $7,000,000. Each unit consisted of one common share and one warrant, to purchase one common share at $1.92 per share until February 28, 2027. In connection with the offering, the Company incurred $900,720 in issuance costs as part of the transaction. ii)Issued, 171,608 shares, which were converted from Versus Holdco shares. iii)Issued, 590,625 shares at a price of $1.48 per unit for total proceeds of $874,125 as a result of the underwriter exercising the overallotment. iv)Issued 62,936 shares at a price of $0.70 to the Chief Innovation Officer of the Company in connection with the commitment to issue shares from the acquisition of Xcite Interactive, Inc.
Issued units			1,506,903
Price per share (in Dollars per share)			$ 6.76
Total proceeds (in Dollars)			$ 11,040,000
Warrants, description			Each unit consisted of one common share, one Unit A warrant and one Unit B warrant. Unit A warrants allow the purchaser to purchase one common share at $7.50 per share until January 20, 2026. Unit B warrants allow the purchaser to purchase one common share at $7.50 per share until January 20, 2026.
Issuance costs (in Dollars)			$ 1,524,439
Common shares to exercise of warrants			1,553,372
Warrants issued			1,435,333
Stock options			118,039
Issued, common shares			215,341
Common stock value (in Dollars)			$ 206,614
Common shares issued and outstanding percentage	10.00%
Option vesting period	10 years
Share-based compensation (in Dollars)		$ 478,008
Share purchase warrants description	i)On February 28, 2022, the Company completed a public offering and issued 4,375,000 units at a price of $1.60 per unit per unit for total proceeds of $7,000,000. Each unit consisted of one common share and one warrant, to purchase one common share at $1.92 per share until February 28, 2027.ii)On March 24, 2022, the underwriter exercised its overallotment option, and the Company issued 590,625 units at a price of $1.48 per unit for total proceeds of $874,125. Each unit consisted of one common share and one warrant, to purchase one common share at $1.92 per share until February 28, 2027.		iii)On January 21, 2021, Company completed a public offering and issued 1,472,000 units at a price of $7.50 per unit per unit for total proceeds of $11,040,000. Each unit consisted of one common share, one Unit A warrant and one Unit B warrant, each to purchase one common share for a total of 2,944,000 warrants issued at $7.50 per share until January 21, 2023.iv)On January 21, 2021, the Company entered into a debt exchange agreement and exchanged 215,341 shares of common stock for the reduction of $1,615,058 of debt and accrued interest. As part of the agreement the Company also issued 215,341 Unit A warrants and 215,341 Unit B warrants issued at $7.50 per share until January 21, 2023.
Warrants [Member]
Share Capital and Reserves (Details) [Line Items]
Issued units			1,472,000
Price per share (in Dollars per share)			$ 7.5
Total proceeds value (in Dollars)			$ 6,735,254
Accrued interest (in Dollars)			$ 1,615,058
Stock Options [Member]
Share Capital and Reserves (Details) [Line Items]
Stocks option granted	34,500		960,224
Share-based compensation (in Dollars)	$ 884,322		$ 2,145,928
Class A share [Member]
Share Capital and Reserves (Details) [Line Items]
Common stock, shares issued	5,057
Common stock, shares outstanding	5,057